STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Apr. 21, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares outstanding		421,274		142	142
Options exercisable, intrinsic value		$ 106		$ 0
Unrecognized compensation cost		$ 317		$ 240
Equity based award granted (in shares)			0	0
Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized compensation, weighted average amortization period		11 months 19 days		2 years
Dividend rate		0.00%		0.00%	0.00%
2015 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares outstanding	57			0
A&R 2918 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of additional shares authorized	109
Number of shares authorized (in shares)	140	421,274		142
Common shares reserved for future awards (in shares)		421,275		256
Maximum increase in shares reserved for issuance as a percentage of aggregate common stock outstanding		4.00%		4.00%
A&R 2918 Plan | Employee Stock Option | Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock awards, contractual life		10 years		10 years